Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Payables And Accruals [Abstract]
Other Payables and Accrued Liabilities

Other payables and accrued liabilities consisted of the following:

	December 31, 2022	December 31, 2021
Employee related liabilities	599	536
Employee compensated absences	196	181
Taxes other than income taxes	68	58
Advances from customers	225	25
Advances from grants	37	34
Derivative instruments	35	43
Defined benefit and contribution plans	39	34
Royalties	32	29
Current operating lease liabilities	52	55
Deferred and contingent consideration on business combinations	—	27
Others	102	79
Total	1,385	1,101